Leases, Maturity of Operating and Finance Lease (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Abstract]
2023		$ 11,215
2024		10,049
2025		7,762
2026		7,448
2027		6,528
Thereafter		11,067
Total lease payments		54,069
Less: amount representing interest		(7,668)
Present value of lease liabilities		46,401
Less: current portion of lease liabilities	[1]	(9,177)	$ 0
Long-term lease liabilities, net of current portion	[2]	37,224	0
Finance Leases [Abstract]
2023		491
2024		491
2025		469
2026		231
2027		166
Thereafter		429
Total lease payments		2,277
Less: amount representing interest		(233)
Present value of lease liabilities		2,044
Less: current portion of lease liabilities		(425)	$ 0
Long-term lease liabilities, net of current portion		$ 1,619

[1]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[2]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022